Reverse Recapitalization (Tables)	12 Months Ended
Dec. 31, 2021
Reverse Recapitalization [Abstract]
Schedule of ownership interests of the company’s stockholders
Shares
Existing Microvast Equity Holders(a)	209,999,991
Existing Microvast Bridge Notes Holders	6,736,106
Tuscan public stockholders	27,493,140
Sponsor Group(b)(c)	7,608,589
EarlyBirdCapital	428,411
PIPE investors immediately after Merger	48,250,000
Common Stock	300,516,237

(a)      Excludes the Earn-Out Shares, but is inclusive of the shares being issued pursuant to the Framework Agreement to the CL Investors and MPS minority investors.

(b)      The Sponsor Group includes Common Stock owned by the Sponsor, Stefan M. Selig, Richard O. Rieger and Amy Butte.

(c)      Includes 1,687,500 shares that may be subject to cancellation in accordance with the amended escrow agreement.